Other operating income (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income
Schedule of other operating income

DKK thousand	2019	2018	2017
Government grants	444	630	567
Gross proceeds from sale of future royalties and milestones	0	1,310,237	0
Royalty expenses regarding the above sale of future royalties and milestones	0	(176,882)	0
Fee, advisors regarding the above sale of future royalties and milestones	0	(34,459)	0
Research funding	0	0	40
Total other operating income	444	1,099,526	607